FPA Perennial Fund, Inc.
FPA Perennial Fund, Inc.
Investment Objective.
The Fund's primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA Perennial Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Perennial Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.37%
Other Expenses	0.27%
Financial Services	0.10%
Total Annual Fund Operating Expenses	1.02%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Perennial Fund, Inc.
One year	104
Three years	325
Five years	563
Ten years	1,248

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies.

The Adviser attempts to concentrate on ownership of high-quality businesses, which typically possess high barriers to market entry, low intensity of rivalry with competitors, limited threat of substitution, and limited bargaining power of suppliers and customers. These companies are generally financially strong and are run by managers who have demonstrable track records of operational excellence and wise reinvestment of the business's cash flows.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The Adviser's primary measure of value is the price/earnings ratio. The Adviser seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality, but it will not overpay for even the best companies. It is expected that the Fund's portfolio will have better-than-average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings. A diversified portfolio and modest relative valuations, typically lower than the market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (measured by the price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition, generally a three- to five-year market cycle. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies. The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of intrinsic value; the Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies' prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be of small- to- medium market capitalization (up to U.S. $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification, which is building over time, can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. Much of this exposure to foreign business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled in foreign countries. These foreign-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The Fund may purchase shares and/or American Depository Receipts ("ADRs") of foreign-domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. No more than 35% of the Fund's total assets will be invested in the securities of foreign issuers.

Principal Investment Risks.

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. Because of these and other risks, you could lose money by investing in the Fund.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities, generally common stocks and/or ADRs of U.S. and foreign domiciled companies held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets and individual securities. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Small and Medium-Sized Companies. The Fund's investment approach has resulted in an emphasis on medium and smaller sized companies. Investing in smaller companies generally involves greater risk than investing in larger companies, and securities of smaller companies are often more volatile and less liquid. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies.

Risks Associated with Investing in Foreign Securities. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. The value of the Fund's foreign securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund may invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

Risks Associated with Value Stocks. Value stocks, including those selected by the Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, the market may favor certain stocks (value stocks vs. growth stocks) and the Fund may hold investments that are out of favor. The Fund's value discipline often results in a portfolio of stocks that may differ materially from its benchmark index.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share. If an adverse event depresses the value of a particular security, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities, the Fund may be more susceptible to losses than a fund that invested in more companies.

Performance Information.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Lipper Mid-Cap Core Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) below Lipper's U.S. Diversified Equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or other distributions.

The Fund's highest/lowest quarterly results during this time period were:
Highest	20.49%	(Quarter ended 6/30/09)
Lowest	(29.12)%	(Quarter ended 12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
FPA Perennial Fund, Inc.	Before Taxes	14.96%		4.48%		9.64%
FPA Perennial Fund, Inc. After Taxes on Distributions	After Taxes on Distributions	13.86%	[1]	4.19%	[1]	9.12%	[1]
FPA Perennial Fund, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	11.97%	[1]	3.67%	[1]	8.35%	[1]
FPA Perennial Fund, Inc. Russell 2500	Russell 2500 (reflects no deductions for fees, expenses or taxes)	17.88%		4.34%		10.49%
FPA Perennial Fund, Inc. Lipper Mid-Cap Core Fund Average	Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)	15.61%		2.24%		8.89%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Updated Performance Information. To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.